Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2023
Ezytronic Sdn Bhd [Member]
Related Party Transaction [Line Items]
Other receivable, a related party, Relationship	Jau Long “Jerry” Ooi is the common shareholder	Jau Long “Jerry” Ooi is the common shareholder
Other receivable, a related party, Nature	Equipment rental deposit	Equipment rental deposit
Other receivable, a related party, Total	$ 12,246	$ 12,246	$ 14,007	$ 12,379
Kok Pin “Darren” Tan [Member]
Related Party Transaction [Line Items]
Amount due to related parties, Relationship	Jau Long “Jerry” Ooi is a common shareholder	Shareholder of TGL
Amount due to related parties, Nature	Operating expense paid on behalf	Interest-free loan, due on demand
Amount due to related parties, Total	$ 761	$ 761		$ 134,381